General and Administrative Expenses	12 Months Ended
Dec. 31, 2021
General And Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 15 -	GENERAL AND ADMINISTRATIVE EXPENSES

Composition:

	Year ended December 31,	Year ended December 31,
	2021	2020

Payroll and related benefits (including share-based compensation)	1,403	965
Professional services	2,440	611
Others	282	138
	4,125	1,714